Schedule of intangible assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	£ 483,577
Ending balance	553,016	£ 483,577
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	637,685	514,494
Additions	124,485	123,191
Ending balance	762,170	637,685
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	154,108	90,657
Additions	55,046	63,451
Ending balance	209,154	154,108
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,077
Ending balance	2,952	10,077
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	49,613	49,613
Additions
Ending balance	49,613	49,613
Computer software [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	39,536	23,015
Additions	7,125	16,521
Ending balance	46,661	39,536
Patent and license cost [member]
IfrsStatementLineItems [Line Items]
Beginning balance	473,500
Ending balance	550,064	473,500
Patent and license cost [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	588,072	464,881
Additions	124,485	123,191
Ending balance	712,557	588,072
Patent and license cost [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	114,572	67,642
Additions	47,921	46,930
Ending balance	£ 162,493	£ 114,572